UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-228697-01

Central Index Key Number of issuing entity: 0001771200

CF 2019-CF1 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228697

Central Index Key Number of depositor: 0001515166

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

Central Index Key Number: 0001558761

Starwood Mortgage Capital LLC

Central Index Key Number: 0001548405

KeyBank National Association

Central Index Key Number: 0001089877

CIBC Inc.

Central Index Key Number: 0001548567

(Exact names of sponsors as specified in their respective charters)

Marshall Insley (212) 938-5000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note

This Form ABS-EE/A is filed in connection with the Form 10-D/A (the "March 4, 2022 Form 10-D/A"), filed with the Securities and Exchange Commission on March 4, 2022 under Commission File No. 333-228697-01, with respect to CF 2019-CF1 Mortgage Trust, which amends the distribution report filed as Exhibit 99.1 to the Form 10-D (the "February 1, 2022 Form 10-D") filed with the Securities and Exchange Commission on February 1. 2022 under Commission File No. 333-228697-01. Exhibit 102 and Exhibit 103 attached to this Form ABS-EE/A are the same as Exhibit 102 and Exhibit 103 attached to the Form ABS-EE, filed with the Securities and Exchange Commission on February 1, 2022 under Commission File No. 3333-228697-01, with respect to CF 2019-CF1 Mortgage Trust, and that were incorporated by reference as Exhibit 102 and Exhibit 103 to the February 1, 2022 Form 10-D. The purpose of this Form ABS-EE/A is to refile Exhibit 102 and Exhibit 103 so that the March 4, 2022 Form 10-D/A can be filed.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

Date: March 4, 2022	By:	/s/ Jim Buccola
	Name:	Jim Bucolla
	Title:	Executive Managing Director